Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Beverages — 3.0%
Diageo PLC ADR(1)	127,332	$ 22,089,555
		$ 22,089,555
Capital Markets — 1.9%
S&P Global, Inc.	35,452	$ 14,212,352
		$ 14,212,352
Chemicals — 2.0%
Sherwin-Williams Co. (The)	56,491	$ 14,999,490
		$ 14,999,490
Construction Materials — 3.9%
Martin Marietta Materials, Inc.	62,828	$ 29,007,059
		$ 29,007,059
Containers & Packaging — 1.4%
Ball Corp.	175,944	$ 10,241,700
		$ 10,241,700
Electrical Equipment — 2.6%
AMETEK, Inc.	119,875	$ 19,405,365
		$ 19,405,365
Electronic Equipment, Instruments & Components — 5.9%
CDW Corp.	206,593	$ 37,909,815
Trimble, Inc.(2)	111,703	5,913,557
		$ 43,823,372
Financial Services — 14.9%
Fiserv, Inc.(2)	421,766	$ 53,205,781
Global Payments, Inc.	337,802	33,280,253
Visa, Inc., Class A	98,701	23,439,514
		$109,925,548
Food Products — 1.7%
Nestle S.A. ADR(1)	102,774	$ 12,368,851
		$ 12,368,851
Health Care Equipment & Supplies — 7.5%
STERIS PLC	107,209	$ 24,119,881
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	128,001	$ 30,980,082
		$ 55,099,963
Insurance — 12.5%
Markel Group, Inc.(2)	29,912	$ 41,373,680
White Mountains Insurance Group, Ltd.	36,709	50,985,497
		$ 92,359,177
Interactive Media & Services — 5.5%
Alphabet, Inc., Class C(2)	332,280	$ 40,195,912
		$ 40,195,912
IT Services — 8.0%
Gartner, Inc.(2)	88,540	$ 31,016,447
GoDaddy, Inc., Class A(2)	367,729	27,627,480
		$ 58,643,927
Life Sciences Tools & Services — 4.4%
Danaher Corp.	53,930	$ 12,943,200
Thermo Fisher Scientific, Inc.	37,518	19,575,017
		$ 32,518,217
Professional Services — 5.3%
Broadridge Financial Solutions, Inc.	46,656	$ 7,727,633
TransUnion	214,265	16,783,377
Verisk Analytics, Inc.	64,183	14,507,284
		$ 39,018,294
Software — 2.7%
Adobe, Inc.(2)	18,612	$ 9,101,082
Autodesk, Inc.(2)	53,748	10,997,378
		$ 20,098,460
Specialty Retail — 15.7%
O'Reilly Automotive, Inc.(2)	35,974	$ 34,365,962
Ross Stores, Inc.	233,404	26,171,591
TJX Cos., Inc. (The)	647,098	54,867,524
		$115,405,077
Total Common Stocks (identified cost $430,404,595)		$729,412,319

Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.9%
Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(3)	8,639,201	$ 8,639,201
Total Affiliated Fund (identified cost $8,639,201)		$ 8,639,201

Securities Lending Collateral — 1.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(4)	12,772,991	$ 12,772,991
Total Securities Lending Collateral (identified cost $12,772,991)		$ 12,772,991
Total Short-Term Investments (identified cost $21,412,192)		$ 21,412,192
Total Investments — 101.8% (identified cost $451,816,787)		$750,824,511
Other Assets, Less Liabilities — (1.8)%		$(13,427,663)
Net Assets — 100.0%		$737,396,848

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $15,549,277 and the total market value of the collateral received by the Fund was $15,568,954, comprised of cash of $12,772,991 and U.S. government and/or agencies securities of $2,795,963.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at June 30, 2023.
Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $8,639,201, which represents 1.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$18,311,399	$96,909,382	$(106,581,580)	$ —	$ —	$8,639,201	$547,716	8,639,201
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$729,412,319*	$ —	$ —	$729,412,319
Short-Term Investments:
Affiliated Fund	8,639,201	—	—	8,639,201
Securities Lending Collateral	12,772,991	—	—	12,772,991
Total Investments	$750,824,511	$ —	$ —	$750,824,511
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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